Income tax expense - Deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Net operating tax loss carry forwards	¥ 16,504		¥ 36,235
Inventory provisions	13,357		23,433
Product warranty	775		481
Accrued expenses and others	27,577		17,137
Less: Valuation Allowance	(8,551)		(3,613)	¥ (16,145)
Total deferred tax assets	49,662		73,673
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(13,480)		(16,145)
Unrealized investment income	(2,063)		(7,301)
Assets arisen from business combination	(12,248)		(15,555)
Total deferred tax liabilities	(27,791)		(39,001)
Presentation in the consolidated balance sheet:
Deferred tax assets	38,067	$ 5,215	58,263
Deferred tax liabilities	(16,196)	$ (2,219)	(23,591)
Net deferred tax assets	¥ 21,871		¥ 34,672